UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPM Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 96.7%
	Asset-Backed Securities — 9.9%
82	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A3, 4.890%, 01/15/12	83
709	Carmax Auto Owner Trust, Series 2008-1, Class A2, VAR, 1.044%,04/15/11	709
	CNH Equipment Trust,
45	Series 2009-A, Class A3, 5.280%, 11/15/12	47
365	Series 2009-B, Class A3, 2.970%, 03/15/13	365
391	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (i)	355
	Daimler Chrysler Auto Trust,
500	Series 2007-A, Class A3A, 5.000%, 02/08/12	507
150	Series 2008-B, Class A3A, 4.710%, 09/10/12	150
936	Ford Credit Auto Owner Trust, Series 2007-A, Class A3A, 5.400%,
	08/15/11	959
583	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.489%, 02/25/36 (i)	361
350	Harley-Davidson Motorcycle Trust, Series 2007-1, Class A4, 5.210%,06/17/13	355
775	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.489%,07/25/36 (i)	593
1,000	Honda Auto Receivables Owner Trust, Series 2007-2, Class A4, 5.570%,11/21/13	1,051
815	Hyundai Auto Receivables Trust, Series 2008-A, Class A2, 4.160%,05/16/11	822
	Nissan Auto Receivables Owner Trust,
520	Series 2006-B, Class A4, 5.220%, 11/15/11	531
250	Series 2009-1, Class A3, 5.000%, 09/15/14	261
500	Series 2009-A, Class A3, 3.200%, 02/15/13	507
538	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.509%, 02/25/36 (i)	423
585	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR,
	0.499%, 03/25/36 (i)	434
412	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.489%, 12/25/35 (i)	361
1,000	USAA Auto Owner Trust, Series 2008-2, Class A3, 4.640%, 10/15/12	1,036
125	Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%,07/20/12	127
1,000	Wachovia Auto Loan Owner Trust, Series 2008-1, Class A3, 4.270%,04/20/12	1,020
	World Omni Auto Receivables Trust,
573	Series 2006-A, Class A4, 5.030%, 10/17/11	582
320	Series 2007-B, Class A3A, 5.280%, 01/17/12	326

	Total Asset-Backed Securities (Cost $12,604)	11,965

	Collateralized Mortgage Obligations — 5.9%
	Agency CMO — 5.8%
	Federal National Mortgage Association REMICS,
1,960	Series 2006-43, Class G, 6.500%, 09/25/33	2,013
2,974	Series 2006-63, Class AB, 6.500%, 10/25/33	3,052
1,917	Series 2006-63, Class AE, 6.500%, 10/25/33	1,966
	Government National Mortgage Association,
7	Series 2002-24, Class FA, VAR, 0.835%, 04/16/32	8
102	Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (f)	–	(h)

		7,039

	Non-Agency CMO — 0.1%
64	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A4, VAR, 4.582%, 12/25/33	64

	Total Collateralized Mortgage Obligations (Cost $7,023)	7,103

	Commercial Mortgage-Backed Securities — 2.9%
1,016	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.176%, 11/10/41	1,012
	CS First Boston Mortgage Securities Corp.,
575	Series 2001-CP4, Class A4, 6.180%, 12/15/35	578
610	Series 2004-C3, Class A3, 4.302%, 07/15/36	609
643	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.285%, 07/05/35	634
685	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2, 3.246%,03/15/29	680

	Total Commercial Mortgage-Backed Securities (Cost $3,523)	3,513

	Corporate Bonds — 21.5%
	Aerospace & Defense — 0.1%
150	Boeing Co. (The), 5.125%, 02/15/13	159

	Beverages — 1.1%
160	Coca-Cola Co. (The), 3.625%, 03/15/14	161
1,050	Coca-Cola Enterprises, Inc., 4.250%, 09/15/10	1,084
85	PepsiCo, Inc., 3.750%, 03/01/14	86

		1,331

	Capital Markets — 2.3%
200	Bank of New York Mellon Corp. (The), 4.950%, 11/01/12	208
550	Credit Suisse USA, Inc., 4.125%, 01/15/10	557
600	Goldman Sachs Group, Inc. (The), 5.300%, 02/14/12	612
1,175	Morgan Stanley, 4.250%, 05/15/10	1,188
50	Northern Trust Corp., 4.625%, 05/01/14	50
135	State Street Corp., 4.300%, 05/30/14	135

		2,750

	Commercial Banks — 1.2%
240	BB&T Corp., 6.500%, 08/01/11	245
150	PNC Funding Corp., 4.500%, 03/10/10	151
250	U.S. Bank N.A., 6.375%, 08/01/11	266
800	Wachovia Corp., 5.300%, 10/15/11	826

		1,488

	Computers & Peripherals — 0.2%
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	4.250%, 02/24/12	126
60	International Business Machines Corp., 4.750%, 11/29/12	64

		210

	Consumer Finance — 0.9%
20	Capital One Financial Corp., 7.375%, 05/23/14	21
	HSBC Finance Corp.,
600	4.125%, 11/16/09	603
120	6.375%, 11/27/12	119
200	John Deere Capital Corp., 5.250%, 10/01/12	210
100	Toyota Motor Credit Corp., VAR, 1.201%, 04/07/10	99

		1,052

	Diversified Financial Services — 2.3%
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
40	3.625%, 05/08/14	40
	Caterpillar Financial Services Corp.,
150	5.750%, 02/15/12	157
50	6.125%, 02/17/14	51
450	Citigroup, Inc., 5.250%, 02/27/12	426
200	CME Group, Inc., 5.400%, 08/01/13	207
	General Electric Capital Corp.,
700	2.125%, 12/21/12	704
1,000	5.500%, 04/28/11	1,039
125	5.900%, 05/13/14	126

		2,811

	Diversified Telecommunication Services — 1.4%
400	AT&T, Inc., 6.700%, 11/15/13	440
950	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	1,003
250	Verizon Florida LLC, 6.125%, 01/15/13	255

		1,698

	Electric Utilities — 2.0%
	Appalachian Power Co.,
650	5.550%, 04/01/11	669
200	5.650%, 08/15/12	202
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	51
1,150	Midamerican Energy Co., 5.650%, 07/15/12	1,211
250	Nisource Finance Corp., 7.875%, 11/15/10	255
15	Progress Energy, Inc., 6.050%, 03/15/14	16
20	Southern California Edison Co., 4.150%, 09/15/14	20
10	Southern Co. (The), 4.150%, 05/15/14	10

		2,434

	FDIC Guaranteed Securities — 4.9%
600	Bank of America Corp., 3.125%, 06/15/12	622
600	Citigroup, Inc., 2.875%, 12/09/11	619
800	General Electric Capital Corp., 3.000%, 12/09/11	828
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	313
600	HSBC USA, Inc., 3.125%, 12/16/11	624
400	John Deere Capital Corp., 2.875%, 06/19/12	412
1,300	Morgan Stanley, 2.900%, 12/01/10	1,337
400	SunTrust Bank, 3.000%, 11/16/11	415
700	Wells Fargo & Co., 3.000%, 12/09/11	725

		5,895

	Food & Staples Retailing — 0.6%
700	CVS/Caremark Corp., 4.000%, 09/15/09	705

	Food Products — 0.6%
55	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	53
600	Kraft Foods, Inc., 6.000%, 02/11/13	638

		691

	Insurance — 0.8%
900	Allstate Corp. (The), 7.200%, 12/01/09	916

	Media — 1.5%
1,000	Comcast Cable Communications LLC, 6.750%, 01/30/11	1,062
725	Time Warner, Inc., 5.500%, 11/15/11	750

		1,812

	Multiline Retail — 0.1%
50	Kohls Corp., 7.375%, 10/15/11	54

	Multi-Utilities — 0.0% (g)
20	PG&E Corp., 5.750%, 04/01/14	21

	Office Electronics — 0.1%
110	Xerox Corp., 8.250%, 05/15/14	112

	Oil, Gas & Consumable Fuels — 0.9%
215	ConocoPhillips, 8.750%, 05/25/10	230
778	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e)	793
100	StatoilHydro ASA, (Norway), 5.125%, 04/30/14 (e)	105

		1,128

	Pharmaceuticals — 0.1%
50	Eli Lilly & Co., 3.550%, 03/06/12	52

	Road & Rail — 0.1%
30	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	31
50	CSX Corp., 6.300%, 03/15/12	52
70	Union Pacific Corp., 5.450%, 01/31/13	71

		154

	Software — 0.2%
140	Microsoft Corp., 2.950%, 06/01/14	139
140	Oracle Corp., 4.950%, 04/15/13	148

		287

	Wireless Telecommunication Services — 0.1%
120	Verizon Wireless Capital LLC, 3.750%, 05/20/11 (e)	122

	Total Corporate Bonds (Cost $25,200)	25,882

	U.S. Government Agency Securities — 32.2%
	Federal Farm Credit Banks,
400	2.625%, 04/17/14	396
685	4.900%, 03/06/13	748
4,000	Federal Home Loan Bank System, 3.625%, 10/18/13	4,153
	Federal Home Loan Mortgage Corp.,
3,250	3.125%, 10/25/10	3,354
7,000	3.250%, 07/16/10	7,199
8,050	5.250%, 07/18/11	8,733
	Federal National Mortgage Association,
2,703	4.000%, 03/27/13	2,862
4,000	4.375%, 03/15/13	4,328
400	4.750%, 02/21/13	432
6,100	6.625%, 11/15/10	6,606

	Total U.S. Government Agency Securities (Cost $37,782)	38,811

	U.S. Treasury Obligations — 24.3%
	U.S. Treasury Notes,
5,775	0.875%, 02/28/11	5,781
10,500	1.125%, 01/15/12	10,474
4,650	1.750%, 11/15/11	4,718
2,500	2.750%, 10/31/13	2,569
5,300	4.625%, 07/31/12 (m)	5,817

	Total U.S. Treasury Obligations (Cost $29,314)	29,359

	Total Long-Term Investments (Cost $115,446)	116,633
SHARES

	Short-Term Investment — 4.3%
	Investment Company — 4.3%
5,189	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530%(b) (l) (Cost $5,189)	5,189

	Total Investments — 101.0%
	(Cost $120,635)	121,822
	Liabilities in Excess of Other Assets — (1.0)%	(1,172)

	NET ASSETS — 100.0%	$120,650

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,043
Aggregate gross unrealized depreciation	(856)

Net unrealized appreciation/depreciation	$1,187

Federal income tax cost of investments	$120,635

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 5,189	$ –
Level 2 – Other significant observable inputs	116,633	–
Level 3 – Significant unobservable inputs	– (a)	–
Total	$ 121,822	$ –

* Other financial instruments may include futures, forwards and swap contracts.

(a) Amount rounds to less than $1,000.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ – (a)	$ –
Realized gain (loss)	(10,700)	–
Change in unrealized appreciation (depreciation)	10,700	–
Net amortization/accretion	–	–
Net purchases (sales)	–	–
Net transfers in (out) of Level 3	–	–
Balance as of 05/31/09	$ – (a)	$ –

* Other financial instruments include futures, forwards and swap contracts.

(a) Amount rounds to less than $1,000.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $355.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 29, 2009